Note 6 - Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Net working capital adjustments receivable from acquisitions	$ 237
Other receivables	14,593	7,294
Other Receivables, Net, Current, Total	$ 14,830	$ 7,294